International Equity Fund
International Equity Fund
Investment objective
Capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Advisory Program Fees (fees paid directly from your investment in the applicable Morgan Stanley- sponsored investment advisory program)
Shareholder Fees	International Equity Fund International Equity Fund
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average prior quarter-end net assets)	2.50%	[1]
[1]	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Annual Fund Operating Expenses	International Equity Fund International Equity Fund
Management Fees	0.70%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.82%
Waiver Amount	0.18%	[1]
Net Annual Fund Operating Expense	0.64%	[2]
[1]	Effective January 1, 2017, CGAS has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.
[2]	Net Annual Fund Operating Expenses have been restated to reflect current fees. Therefore, the expenses may not correlate to the expenses shown in the Financial Highlights section.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Fund’s contractual fee waiver is only reflected in the first year of the example. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:
Expense Example	After 1 year	After 3 years	After 5 years	After 10 years
International Equity Fund | International Equity Fund | USD ($)	317	1,005	1,716	3,601

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of companies located outside the U.S. The Fund focuses on companies located in developed markets, but also may invest a portion of its assets in securities of companies located in emerging markets. The Fund intends to diversify its assets by investing primarily in securities of issuers located in at least three foreign countries. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund's currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund employs a "multi-manager" strategy whereby portions of the Fund are allocated to professional money managers (each, a "Sub-adviser," collectively, the "Sub-advisers") who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.

The Fund's principal risks include:
  Market risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.
  Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.
  Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
  Currency risk, which refers to the risk that as a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.
  Forwards, futures and options risk, which means that the Fund’s use of forwards, futures and options to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in forwards, futures or options can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using forwards, futures or options can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in forwards, futures or options if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Investing in forwards, futures or options can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.
  Emerging markets risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
  Small and mid cap risk, which refers to the fact that historically, small and mid cap stocks tend to be more vulnerable to adverse business and economic events, more sensitive to changes in earnings results and forecasts and investor expectations and will experience sharper swings in market values than larger, more established companies. At times, small and mid cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate.
  Securities lending risk, which includes the potential insolvency of a borrower and losses due to the re-investment of collateral received on loaned securities in investments that default or do not perform well.
  Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.
  Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and result in more taxable short-term gains for shareholders.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Annual total returns (%) as of December 31, 2015 International Equity Fund Calendar years ended December 31

Fund’s best and worst calendar quarters Best: 25.95% in 2nd quarter 2009 Worst: (23.14)% in 4th quarter 2008 Year-to-date: 2.24% (through 3rd quarter 2016)
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - International Equity Fund		1 year	5 years	10 years	Inception Date
International Equity Fund	[1]	(0.52%)	1.85%	2.32%	Nov. 18, 1991
International Equity Fund | Return After Taxes on Distributions	[1]	(0.77%)	1.64%	1.64%	Nov. 18, 1991
International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.20%	1.58%	1.83%	Nov. 18, 1991
MSCI EAFE® Index (Net) (reflects no deduction for fees, expenses or taxes)	[1]	(0.81%)	3.60%	3.03%	Nov. 18, 1991
Lipper International Large-Cap Core Funds Average	[1]	(3.15%)	2.02%	2.68%	Nov. 18, 1991
[1]	Fund (without advisory program fee)

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the MSCI EAFE® Index (Net) (“MSCI EAFE® Index”). The Benchmark is a composite portfolio of equity total returns for developed countries in Europe and the Far East and Australia and New Zealand. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is composed of funds that, by fund practice, invest at least 75% of their equity assets in companies strictly outside of the U.S., with market capitalizations (on a three-year weighted basis) greater than the 250th largest companies in the S&P/Citigroup World ex-U.S. Broad Market® Index (“BMI®”). Large cap core securities typically have an average price-to-cash ratio, price-to-book ratio, and three year sales-per-year growth value, compared to S&P/Citigroup World ex-U.S. BMI®.